Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions - Changes in Provisions [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	$ 427,490	$ 478,065	$ 482,089
Additions, reversals and changes in estimates	208,617	145,219	839,178
Payments	(184,494)	(236,716)	(822,522)
Indexation	40,873	24,491	15,263
Exchange rate variation	20,907	16,431	(35,943)
Ending balance	513,393	427,490	478,065
Labor [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	99,270	96,551	128,050
Additions, reversals and changes in estimates	60,835	47,771	62,926
Payments	(69,450)	(61,399)	(91,134)
Indexation	9,654	9,622	4,974
Exchange rate variation	7,695	6,725	(8,265)
Ending balance	108,004	99,270	96,551
Civil [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	222,800	281,135	265,955
Additions, reversals and changes in estimates	143,009	106,831	760,767
Payments	(114,340)	(172,299)	(729,084)
Indexation	14,992	4,329	6,150
Exchange rate variation	4,528	2,804	(22,653)
Ending balance	270,989	222,800	281,135
Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	105,420	100,379	88,084
Additions, reversals and changes in estimates	4,773	(9,383)	15,485
Payments	(704)	(3,018)	(2,304)
Indexation	16,227	10,540	4,139
Exchange rate variation	8,684	6,902	(5,025)
Ending balance	$ 134,400	$ 105,420	$ 100,379